BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
Schedule of assets and liabilities pertaining to the disposal group and reconciliation of the loss on disposal

Current assents	282
Non-current assets	51
Total assets	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83

Total consideration	(52)

Loss on disposal	53

Schedule of business acquisitions proforma financial data

	2022	2021	2020
		MTT, Zelenaya
		Tochka,
	VisionLabs,	GreenBush,
	Webinar,	Credit
	Bronevik,	Consulting,
Pro forma:	Gulfstream	Sistema Capital	STOPOL

Revenue	543,321	537,867	495,273
Profit for the year	33,584	64,399	62,079

Schedule of business acquisitions actual information financial data

	2022	2021	2020
		MTT, Zelenaya
	VisionLabs,	Tochka, GreenBush,
	Webinar, Bronevik,	Credit Consulting,
	Gulfstream	Sistema Capital	STOPOL

Revenue	4,707	5,341	355
(Loss)/profit for the year	(489)	25	25

Companies acquired in 2022
BUSINESS ACQUISITIONS
Schedule of purchase price allocation

	VisionLabs		Gulfstream		Bronevik		Webinar
	final		preliminary		preliminary		preliminary
Goodwill	4,320	(1)	1,889	(3)	3,898	(5)	2,609	(6)
Customer base	2,333	(2)	2,114	(4)	—		—
Other intangible assets	736		332		38		452
Property, plant and equipment	81		279		8		12
Other non-current assets	31		289		41		84
Current assets	319		2,609		1,266		57
Cash and cash equivalents	326		24		197		58
Current liabilities	(816)		(3,055)		(1,416)		(187)
Put option to purchase NCI	—		(1,877)		—		(986)
Non‑current liabilities	(774)		(605)		(32)		(4)

Total consideration	6,556		1,999		4,000		2,095
Including:
Fair value of contingent consideration	621		—		—		—
Deferred payment	659		—		—		—
Cash paid	5,276		1,999		4,000		2,095
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Artificial Intelligence” operating segment (Note 5).
(2)Amortized over the term of up to 7 years.
(3)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Gulfstream” operating segment (Note 5).
(4)Amortized over the term of 5 to 8 years.
(5)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Travel” operating segment (Note 5).
(6)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment (Note5).

Companies acquired in 2021
BUSINESS ACQUISITIONS
Schedule of purchase price allocation

	Zelenaya Tochka		GreenBush	Credit Consulting
Goodwill	1,353	(1)	—	46	(2)
Customer base	320	(3)	—	—
Trademark	12		—	—
Other intangible assets	24		1	4
Property, plant and equipment	623		5,171	—
Other non-current assets	43		17	—
Current assets	1,417		84	18
Cash and cash equivalents	152		9	3
Current liabilities	(725)		(26)	(11)
Non‑current liabilities	(118)		(56)	—
Total consideration	3,101		5,200	60
Including:
Fair value of contingent consideration	—		—	60
Fair value of previously held interest	1,582		—	—
Deferred payment	7		—	—
Cash paid or payable	1,512		5,200	—
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment (Note 5).
(2)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Fintech” operating segment (Note 5).
(3)Amortized over the term of 5 years.

Schedule of details of acquisitions of subsidiaries

	Consideration
	paid
	net of cash		Assets acquired	Liabilities
Acquired company	acquired*	Cash acquired	other than cash	assumed
Sistema Capital	3,474	26	1,185	90

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2020
BUSINESS ACQUISITIONS
Schedule of purchase price allocation

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “MTS Auto” operating segment within “Other” category in reportable segments.

Schedule of liabilities and indemnification assets in respect to deferred payments

				Zelenaya	Credit
Indemnification asset/	VisionLabs	IT-Grad	Stopol	Tochka	Consulting	MTT
(Liability on deferred payment/	contingent	contingent	contingent	deferred	contingent	deferred
contingent consideration)	consideration	consideration	consideration	payment	consideration	payment

January 1, 2020	—	(907)	—	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	(40)	—	—	—
Less: Provision for tax liabilities related to pre-acquisition period	—	—	26	—	—	—
Reversal of tax provision	—	—	(10)	—	—	—

December 31, 2020	—	(907)	(24)	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	—	(7)	(60)	(160)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	3	—	—	—
Revaluation	—	542	—	—	(1)	—
Payment	—	365	—	7	—	—

December 31, 2021	—	—	(21)	—	(61)	(160)

Initial recognition of deferred payment/contingent consideration	(621)	—	—	—	—	—
Reversal of tax provision	—	—	(8)	—
Revaluation	(54)	—	(11)	—	(4)	—
Payment	—	—	40	—	—	160

December 31, 2022	(675)	—	—	—	(65)	—

MTT
BUSINESS ACQUISITIONS
Schedule of purchase price allocation

	Preliminary		Measurement
	amounts		period adjustments	Final amounts
Goodwill	2,984	(1)	(61)	2,923	(1)
Customer base	827	(2)	(539)	288	(2)
Trademark	530		(436)	94
Other intangible assets	590		238	828
Property, plant and equipment	588		821	1,409
Other non-current assets	254		—	254
Current assets	3,056		—	3,056
Cash and cash equivalents	340		—	340
Current liabilities	(2,656)		—	(2,656)
Non‑current liabilities	(715)		(23)	(738)
Total consideration	5,798		—	5,798
Including:
Fair value of offset financial assets	1,958		—	1,958
Deferred payment	160		—	160
Cash paid or payable	3,680		—	3,680
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment.
(2)Amortized over the term of up to 4 years.